Summary of Significant Accounting Policies - Schedule of Diluted Per Share (Details) - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	1,660,098	853,163
Options to purchase common stock under Old Nukk equity incentive plan [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	15,538	15,538
Convertible notes payable that convert into common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	467,400
Stock purchase warrants to acquire common stock [Member]
Schedule of Diluted Per Share [Line Items]
Total potentially dilutive securities	1,177,160	837,625